SUPPLEMENTAL CASH FLOW INFORMATION - Changes in non-cash working capital (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
SUPPLEMENTAL CASH FLOW INFORMATION
Accounts receivable and prepaid expenses	$ (504)	$ (294)
Inventory	(1,395)	(5,635)
Value added taxes recoverable	2,105	(574)
Trade payables and accrued liabilities	1,594	2,904
Changes in non-cash working capital	$ 1,800	$ (3,599)